FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of contractual maturities of financial liabilities

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2026	months	months	years
Trade and other payables	21,436,416	36,238,028	41,956,936
Borrowings (1)	29,346,306	17,913,961	59,982,642
Secured notes (2)	121,956,575	—	—
Leasing liabilities	792,576	1,316,388	8,781,609
Consideration for acquisition	—	42,564	359,846
Total	173,531,873	55,510,941	111,081,033

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2025	months	months	years
Trade and other payables	35,989,362	60,443,242	48,481,726
Borrowings	78,084,912	41,643,214	38,198,026
Secured notes (2)	102,270,445	—	—
Leasing liabilities	1,010,540	5,873,502	9,527,939
Consideration for acquisition	—	1,761,274	397,774
Total	217,355,259	109,721,232	96,605,465
(1)	As described in Note 7.12, the certain financing agreements were reclassified as current liability.
(2)	As described in Note 7.13, the Secured Notes were reclassified as current liability.

Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	06/30/2026	06/30/2025	06/30/2026	06/30/2025
Cash and cash equivalents	7,215,888	19,488,145	4,027,070	13,206,934
Other financial assets	—	58	1,001,241	2,040,038
Trade receivables	98,943,073	168,366,767	—	—
Other receivables (*)	17,141,774	23,975,920	—	—
Total	123,300,735	211,830,890	5,028,311	15,246,972

(*) Advances expenses and tax balances are not included.

Schedule of financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	06/30/2026	06/30/2025	06/30/2026	06/30/2025
Trade and other payables	99,574,143	141,779,322	57,237	3,135,008
Borrowings	107,242,909	157,926,152	—	—
Secured notes	121,956,575	102,270,445	—	—
Lease liability	10,890,573	16,411,981	—	—
Consideration for acquisition	402,410	1,075,234	—	1,083,814
Total	340,066,610	419,463,134	57,237	4,218,822

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2026	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	4,027,070	—	—
Moolec Science S.A. shares	186,550	—	—
Other investments	814,691	—	—
Financial liability at fair value
Trade and other payables	—	57,237	—

Measurement at fair value at 06/30/2025	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	13,351,540	—	—
Moolec Science S.A. shares	976,425	—	—
Other investments	919,007	—	—
Financial liability at fair value
Trade and other payables	—	3,135,008	—
Consideration for acquisition	1,083,814	—	—

Credit risk [member]
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	64,457,407	0.99%	639,043
More than 15 days past due	8,821,111	0.04%	3,572
More than 30 days past due	6,669,481	1.82%	121,148
More than 60 days past due	3,029,218	1.33%	40,425
More than 90 days past due	1,462,126	2.84%	41,591
More than 120 days past due	745,079	18.26%	136,075
More than 180 days past due	6,454,034	21.95%	1,416,876
More than 365 days past due	19,253,489	91.72%	17,658,376
Total 06/30/2026	110,891,945		20,057,106

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2026
Amount expressed in US$	(10,107,122)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2026	06/30/2025
	Carrying	Carrying
	amount	amount
Fixed-rate instruments
Current financial liabilities	155,900,520	211,497,698
Non-current financial liabilities	69,124,097	48,123,739

Variable-rate instruments
Current financial liabilities	15,467,850	19,146,189